Interest and Other, Net - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
Interest and other income	€ 13.5	€ 7.2	€ 71.7
Foreign Currency Transaction Gain (Loss), Realized			55.2
Interest and other expense	€ 41.8	€ 57.5	€ 38.0